Taxes - Reconciliation of Swedish Income Tax Rate with Effective Tax Rate (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Expected tax expense at Swedish tax rate 22.0%	kr 322	kr 7,910	kr (637)
Effect of foreign tax rates	(773)	205	(536)
Current income taxes related to prior years	(392)	83	(489)
Remeasurement of tax loss carry-forwards	113	(150)	143
Remeasurement of deductible temporary differences	33	127	119
Impairment of withholding tax	(3,000)	(1,273)	(456)
Tax effect of non-deductible expenses	(1,130)	(2,871)	(901)
Tax effect of non-taxableincome	722	480	935
Tax effect of changes in tax rates	(708)	(986)	(60)
Tax expense/benefit	kr (4,813)	kr 3,525	kr (1,882)
Effective tax rate	(329.10%)	9.80%	65.00%